Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Castle Tandem Fund
Class Name	Castle Tandem Fund
Trading Symbol	TANDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Castle Tandem Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.castleim.com/tandx/literature/. You can also request this information by contacting us at 1-877-743-7820.
Additional Information Phone Number	1-877-743-7820
Additional Information Website	https://www.castleim.com/tandx/literature/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Castle Tandem Fund	$121	1.18%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the fiscal year, the S&P 500 was driven higher by a handful of mega-cap stocks primarily residing in the Information Technology and Communication Services sectors.  The S&P 500 returned 24.56%.  However, the S&P 500 Top Ten Index experienced a much higher return of 39.99%.  A less top-heavy version of the index, the S&P 500 Equal Weight, returned 11.79%.  As of June 30, 2024, the Fund's one year return of 5.00% is primarily attributable to 1) its underweight position in Information Technology and Communication Services and 2) owning only one stock (Microsoft) that was a top ten constituent of the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception(A) (03/15/2019)
Castle Tandem Fund	5.00%	7.88%	8.44%
S&P 500® Index	24.56%	15.05%	15.17%

Performance Inception Date	Mar. 15, 2019
Net Assets	$ 31,132,403
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 338,417
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$31,132,403
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	11%
Total Advisory Fees Paid ($)	$338,417

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Cboe Global Markets, Inc.	4.53%
Intercontinental Exchange, Inc.	3.83%
Visa Inc. - Class A	3.63%
Abbott Laboratories	3.57%
ResMed, Inc.	3.32%
Stryker Corporation	3.28%
FactSet Research Systems, Inc.	3.28%
Amphenol Corporation - Class A	3.25%
United States Treasury 5.32% Due 07/02/2024	3.21%
United States Treasury 5.29% Due 07/09/2024	3.21%
Sectors (% of net assets)

*	Net Assets represents cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Cboe Global Markets, Inc.	4.53%
Intercontinental Exchange, Inc.	3.83%
Visa Inc. - Class A	3.63%
Abbott Laboratories	3.57%
ResMed, Inc.	3.32%
Stryker Corporation	3.28%
FactSet Research Systems, Inc.	3.28%
Amphenol Corporation - Class A	3.25%
United States Treasury 5.32% Due 07/02/2024	3.21%
United States Treasury 5.29% Due 07/09/2024	3.21%